Schedule of intangible asset (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	$ 508,386		$ 624,240	$ 855,950
Software developments [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	1,158,548	$ 1,158,548	1,158,548	911,461
Additions to intangible assets				247,087
Intangible assets, cost	1,158,548		1,158,548	1,158,548
Intangible assets, accumulated amortization	534,308	302,598	302,598	85,474
Amortization of intangible assets	115,854	$ 231,710	231,710	217,124
Intangible assets, accumulated amortization	650,162		534,308	302,598
Intangible assets, carrying amount	$ 508,386		$ 624,240	$ 855,950